Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Details)	Dec. 31, 2015 USD ($)
Details
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 4,427